CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 4,637,754	$ 3,826,192
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Decrease (increase) in other assets	774,685	(474,625)
Increase (decrease) in accrued interest payable	53,467	(25,284)
Decrease in other liabilities	(181,886)	204,595
Net cash provided by operating activities	4,505,216	4,729,941
Cash Flows from Investing Activities
Loan payments	(18,719,080)	(27,895,667)
Net cash used in investing activities	(16,880,831)	(20,024,600)
Cash Flows from Financing Activities
Repurchase of common stock	(12,820)
Dividends	(1,681,615)	(1,681,748)
Net cash provided by (used in) financing activities	42,541,719	(20,332,704)
Net increase (decrease) in cash and cash equivalents	30,166,104	(35,627,363)
Cash and cash equivalents:
Beginning	49,066,462	84,693,825
Ending	79,232,566	49,066,462
First Clover Leaf Financial Corp.
Cash Flows from Operating Activities
Net income	4,637,754	3,826,192
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Distributions in excess of (equity in undistributed) net income of subsidiary	(3,010,591)	(2,160,752)
Decrease (increase) in other assets	(41,000)	507,606
Increase (decrease) in accrued interest payable	964	(49)
Decrease in other liabilities	(37,395)	(40,722)
Net cash provided by operating activities	$ 1,549,732	$ 2,132,275
Cash Flows from Investing Activities
Loan payments
Net cash used in investing activities
Cash Flows from Financing Activities
Repurchase of common stock	$ (12,820)
Dividends	(1,681,615)	$ (1,681,748)
Net cash provided by (used in) financing activities	(1,694,435)	(1,681,748)
Net increase (decrease) in cash and cash equivalents	(144,703)	450,527
Cash and cash equivalents:
Beginning	1,141,653	691,126
Ending	$ 996,950	$ 1,141,653